PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99 .3%
Issuer Shares Value ($)
Communication Services  3.3%
Entertainment 0.8%
Walt Disney Co. (The) 333 46,058
Media 2.5%
Interpublic Group of Cos., Inc. (The) 3,789 86,010
Omnicom Group, Inc. 848 63,863
Total 149,873
Total Communication Services 195,931
Consumer Discretionary  8.8%
Auto Components 0.5%
BorgWarner, Inc. 907 31,101
Automobiles 1.3%
Harley-Davidson, Inc. 2,205 73,647
Hotels, Restaurants & Leisure 0.7%
Starbucks Corp. 490 41,567
Multiline Retail 1.8%
Nordstrom, Inc. 1,979 72,946
Target Corp. 304 33,665
Total 106,611
Specialty Retail 3.6%
Best Buy Co., Inc. 1,021 86,469
Gap, Inc. (The) 4,535 78,954
Lowe's Cos., Inc. 397 46,147
Total 211,570
Textiles, Apparel & Luxury Goods 0.9%
Hanesbrands, Inc. 3,715 51,118
Total Consumer Discretionary 515,614
Consumer Staples  11.3%
Beverages 1.6%
Molson Coors Beverage Co. Class B 1,711 95,097
Food & Staples Retailing 0.8%
Kroger Co. (The) 1,778 47,757
Food Products 7.2%
Bunge Ltd. 1,117 58,564
Campbell Soup Co. 1,004 48,584
Conagra Brands, Inc. 1,476 48,590
General Mills, Inc. 1,168 60,993
Hormel Foods Corp. 827 39,084
Ingredion, Inc. 1,004 88,352
JM Smucker Co. (The) 784 81,230
Total 425,397
Household Products 1.0%
Church & Dwight Co., Inc. 798 59,228
Personal Products 0.7%
Estee Lauder Cos., Inc. (The) Class A 195 38,056
Total Consumer Staples 665,535
Energy  7.3%
Energy Equipment & Services 2.3%
Baker Hughes Co. 2,749 59,543
Schlumberger Ltd. 2,292 76,805
Total 136,348
Oil, Gas & Consumable Fuels 5.0%
ConocoPhillips 1,184 70,365
Exxon Mobil Corp. 818 50,814
ONEOK, Inc. 824 61,693
Phillips 66 528 48,243
Valero Energy Corp. 731 61,631
Total 292,746
Total Energy 429,094
Financials  17.6%
Banks 6.3%
Citizens Financial Group, Inc. 1,945 72,510
Common Stocks (continued)
Issuer Shares Value ($)
Comerica, Inc. 1,219 74,554
KeyCorp 3,313 61,986
PNC Financial Services Group, Inc. (The) 341 50,656
Regions Financial Corp. 3,339 51,988
Zions Bancorp NA 1,322 60,138
Total 371,832
Capital Markets 5.7%
Ameriprise Financial, Inc.
(a)
230 38,044
Bank of New York Mellon Corp. (The) 964 43,168
Franklin Resources, Inc. 2,145 54,268
Goldman Sachs Group, Inc. (The) 314 74,654
Morgan Stanley 1,528 79,853
State Street Corp. 605 45,756
Total 335,743
Consumer Finance 1.5%
Ally Financial, Inc. 1,685 53,971
American Express Co. 269 34,935
Total 88,906
Insurance 4.1%
Allstate Corp. (The) 389 46,112
Lincoln National Corp. 1,300 70,824
Principal Financial Group, Inc. 973 51,520
Prudential Financial, Inc. 781 71,118
Total 239,574
Total Financials 1,036,055
Health Care  8.8%
Biotechnology 3.7%
AbbVie, Inc. 928 75,187
Amgen, Inc. 278 60,062
Gilead Sciences, Inc. 1,357 85,762
Total 221,011
Health Care Providers & Services 3.9%
AmerisourceBergen Corp. 460 39,358
Cardinal Health, Inc. 1,464 74,971
CVS Health Corp. 970 65,785
Quest Diagnostics, Inc. 437 48,363
Total 228,477
Pharmaceuticals 1.2%
Perrigo Co. PLC 1,228 70,045
Total Health Care 519,533
Industrials  14.2%
Aerospace & Defense 1.6%
Huntington Ingalls Industries, Inc. 201 52,461
Northrop Grumman Corp. 101 37,832
Total 90,293
Airlines 1.8%
Delta Air Lines, Inc. 950 52,953
Southwest Airlines Co. 912 50,142
Total 103,095
Building Products 2.3%
Fortune Brands Home & Security, Inc. 609 41,844
Lennox International, Inc. 135 31,452
Masco Corp. 694 32,979
Owens Corning 475 28,733
Total 135,008
Electrical Equipment 0.8%
Rockwell Automation, Inc. 253 48,490
Industrial Conglomerates 0.6%
Honeywell International, Inc. 211 36,549
Machinery 3.3%
Cummins, Inc. 372 59,509
Parker-Hannifin Corp. 340 66,535

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
January 31, 2020 (Unaudited)
2 |
Notes to Portfolio of Investments
(a) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:
(b) The rate shown is the seven-day current annualized yield at January 31, 2020.
Common Stocks (continued)
Issuer Shares Value ($)
Snap-on, Inc. 437 69,758
Total 195,802
Professional Services 3.8%
ManpowerGroup, Inc. 810 74,107
Nielsen Holdings PLC 3,387 69,095
Robert Half International, Inc. 1,396 81,205
Total 224,407
Total Industrials 833,644
Information Technology  11.7%
Communications Equipment 1.2%
Juniper Networks, Inc. 3,032 69,554
IT Services 3.2%
DXC Technology Co. 2,302 73,388
International Business Machines Corp. 427 61,373
Western Union Co. (The) 2,095 56,355
Total 191,116
Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc. 871 50,509
Lam Research Corp. 236 70,378
Skyworks Solutions, Inc. 490 55,443
Texas Instruments, Inc. 392 47,295
Total 223,625
Software 0.7%
Oracle Corp. 790 41,436
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc. 126 38,998
Hewlett Packard Enterprise Co. 2,292 31,927
HP, Inc. 4,330 92,316
Total 163,241
Total Information Technology 688,972
Materials  5.6%
Chemicals 2.1%
Celanese Corp. 555 57,443
Mosaic Co. (The) 2,097 41,604
PPG Industries, Inc. 242 29,001
Total 128,048
Containers & Packaging 0.6%
Avery Dennison Corp. 269 35,303
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 2.9%
Newmont Corp. 790 35,597
Nucor Corp. 1,093 51,907
Steel Dynamics, Inc. 2,745 82,021
Total 169,525
Total Materials 332,876
Utilities  10.7%
Electric Utilities 5.7%
American Electric Power Co., Inc. 455 47,420
Edison International 1,226 93,850
Exelon Corp. 1,532 72,908
NextEra Energy, Inc. 132 35,403
PPL Corp. 2,348 84,974
Total 334,555
Gas Utilities 1.1%
UGI Corp. 1,497 62,260
Independent Power and Renewable Electricity Producers
1.4%
AES Corp. (The) 4,257 84,544
Multi-Utilities 2.5%
DTE Energy Co. 577 76,516
Sempra Energy 442 71,003
Total 147,519
Total Utilities 628,878
Total Common Stocks
(Cost $5,452,067) 5,846,132
Money Market Funds 0 .6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.409%
(b)
(Cost $34,743) 34,743 34,743
Total Money Market Funds
(Cost $34,743) 34,743
Total Investments in Securities
(Cost $5,486,810) 5,880,875
Other Assets & Liabilities, Net 6,801
Net Assets 5,887,676
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. 207 69 (46) 230 71 3,135 201 38,044
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.